Expense Example	Sep. 30, 2025 USD ($)
Amplify AI Powered Equity ETF | Amplify AI Powered Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Amplify Bloomberg AI Value Chain ETF | Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Amplify Travel Tech ETF | Amplify Travel Tech ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Amplify Bitcoin Max Income Covered Call ETF | Amplify Bitcoin Max Income Covered Call ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Amplify Bitcoin 2% Monthly Option Income ETF | Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Amplify Blockchain Technology ETF | Amplify Blockchain Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,299
Amplify Cash Flow Dividend Leaders ETF | Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	199
Expense Example, with Redemption, 10 Years	473
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Amplify Etho Climate Leadership U.S. ETF | Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Amplify Video Game Leaders ETF | Amplify Video Game Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Amplify COWS Covered Call ETF | Amplify COWS Covered Call ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Amplify Online Retail ETF | Amplify Online Retail ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Amplify CWP International Enhanced Dividend Income ETF | Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Amplify Digital Payments ETF | Amplify Digital Payments ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Amplify BlueStar Israel Technology ETF | Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Amplify Alternative Harvest ETF | Amplify Alternative Harvest ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,330
Amplify CWP Growth & Income ETF | Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Amplify Junior Silver Miners ETF | Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Amplify SILJ Covered Call ETF | Amplify SILJ Covered Call ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Amplify Small-Mid Cap Equity ETF | Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Amplify Samsung SOFR ETF | Amplify Samsung SOFR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Amplify Weight Loss Drug & Treatment ETF | Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Amplify TLT U.S. Treasury 12% Option Income ETF | Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Amplify CEF High Income ETF | Amplify CEF High Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,688
Expense Example, with Redemption, 10 Years	$ 3,531